Institutional Short-Term Government Bond Fund
Schedule of Investments
June 30, 2002 (Unaudited)

                                                                                 Principal                    Value
Certificate of Deposits - 0.5%
First Community Bank, 2.85%, 10/21/02                                                100,000                     $ 100,102
United Commerce Bank of Indiana, 2.60%, 7/12/02                                      100,000                       100,000
Western State Bank of Kansas, 3.00%, 4/11/03                                         100,000                       100,144
                                                                                                        -------------------
  TOTAL CERTIFICATE OF DEPOSITS (Cost $300,000)                                                                    300,246
                                                                                                        -------------------

Corporate Bonds - 0.9%
Compaq Computer Corp., 7.45%, 08/01/02                                                50,000                        50,171
Qwest Capital Funding, 6.13%, 7/15/02                                                500,000                       500,508
                                                                                                        -------------------
   TOTAL OF CORPORATE BONDS (Cost $550,679)                                                                        550,679
                                                                                                        -------------------

U.S. Government Agencies - 68.6%
Federal Home Loan Bank, 4.375%, 11/28/06                                             100,000                        99,828
Federal Home Loan Bank, 3.10%, 03/21/07                                              500,000                       512,953
Federal Home Loan Bank, 2.30%, 12/05/03 (a)                                        5,000,000                     5,000,000
Federal Home Loan Bank, 2.14%, 04/02/04 (a)                                        2,250,000                     2,250,857
Federal Home Loan Bank, 2.22%, 06/27/07 (a)                                       10,000,000                    10,000,000
Federal Home Loan Bank, 2.75%, 10/01/03                                           10,000,000                    10,010,000
Federal Home Loan Bank, 2.25%, 06/27/07                                            1,250,000                     1,250,000
Federal Home Loan Bank, 2.75%, 04/15/09                                            5,000,000                     5,007,500
Federal Home Loan Mortgage Co., 3.55%, 07/23/04                                    1,000,000                     1,000,896
Federal Home Loan Mortgage Co., 4.22%, 05/20/05                                    3,000,000                     3,017,682
Federal Home Loan Mortgage Co., 3.50%, 05/23/07                                    1,250,000                     1,254,633
Federal Home Loan Mortgage Co., 3.00%, 11/13/07                                    1,000,000                     1,009,436
Federal National Mortgage Corp., 4.40%, 08/05/05                                   1,000,000                     1,001,756
Government National Mortgage Assoc., 5.50%, 05/20/05                               2,000,000                     2,056,874
                                                                                                        -------------------
   TOTAL U.S. GOVERNMENT AGENCIES (Cost $43,407,407)                                                            43,472,415
                                                                                                        -------------------

Mortgage Backed Bonds - 12.5%
Federal Home Loan Mortgage Co. PC Gold Bln, 5.00%, 04/01/07                          995,507                     1,006,084
Federal Home Loan Mortgage Co. PC Gold Bln, 6.00%, 05/01/07                          999,079                     1,029,575
Federal Home Loan Mortgage Co., Remic Series, 5.00%, 04/15/15                      1,000,000                     1,025,512
Federal Home Loan Mortgage Co., Remic Series, 5.50%, 08/15/20                      2,000,000                     2,059,854
Federal Home Mortgage Association pass through, 5.00%, 04/01/09                      776,568                       773,246
Government National Mortgage Association Remic Trust, 5.50%, 03/20/25              2,000,000                     2,050,955
                                                                                                        -------------------
   TOTAL MORTGAGE BACKED BONDS (Cost $7,944,346)                                                                 7,945,226
                                                                                                        -------------------

Money Market Securities - 19.8%
Capital One Money Market, 2.77%, (a)                                               1,010,901                     1,010,901
E*TRADE Bank Money Market Plus,  2.37%, (a)                                       11,579,662                    11,579,662
                                                                                                        -------------------
  TOTAL MONEY MARKET SECRUITIES (Cost $12,590,563)                                                              12,590,563
                                                                                                        -------------------

   TOTAL INVESTMENTS - 102.3% (Cost $64,792,995)                                                              $ 64,859,129
                                                                                                        -------------------

   Liabilities in excess of other assets - (2.3)%                                                               (1,457,033)
                                                                                                        -------------------
   TOTAL NET ASSETS - 100.0%                                                                                  $ 63,402,096
                                                                                                        ===================



(a) Variable rate security, the coupon rate shown represents the rate at June
30, 2002.

See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund
Statement of Assets and Liabilities
June 30, 2002 (Unaudited)

Assets
Investments in securities, at value (cost $64,792,995)                                                    $ 64,859,129
Receivable for fund shares sold                                                                                109,390
Accrued interest                                                                                               225,188
                                                                                                    -------------------
     Total assets                                                                                           65,193,707
                                                                                                    -------------------

Liabilities
Payable to custodian                                                                                         1,637,239
Payable for income distributed                                                                                 122,508
Management fees accrued                                                                                         31,864
                                                                                                    -------------------
                                                                                                    -------------------
     Total liabilities                                                                                       1,791,611
                                                                                                    -------------------

Net Assets                                                                                                $ 63,402,096
                                                                                                    ===================

Net Assets consist of:
Paid in capital                                                                                             63,413,171
Accumulated net investment income (loss)                                                                          (137)
Accumulated net realized gain (loss) on investments                                                            (77,072)
Net unrealized appreciation (depreciation) on investments                                                       66,134
                                                                                                    -------------------


Net Assets, for  6,350,887 shares                                                                         $ 63,402,096
                                                                                                    ===================

Net Asset Value
Offering price and redemption price per share ($63,402,096 / 6,350,887)                                         $ 9.98
                                                                                                    ===================

See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund
Statement of Operations
From the period January 9, 2002 (commencement of operations) to June 30, 2002 (Unaudited)

Investment Income
Interest income                                                                                         $ 581,300
                                                                                                    --------------
  Total Income                                                                                            581,300
                                                                                                    --------------

Expenses
Management fees                                                                                           207,679
                                                                                                    --------------
  Total Expenses                                                                                          207,679
Expenses waived by advisor                                                                                (83,072)
                                                                                                    --------------
  Net Expenses                                                                                            124,607
                                                                                                    --------------
                                                                                                    --------------
Net Investment Income (Loss)                                                                              456,693
                                                                                                    --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                         (77,072)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                66,134
                                                                                                    --------------
                                                                                                    --------------
Net realized and unrealized gain (loss) on investment securities                                          (10,938)
                                                                                                    --------------
                                                                                                    --------------
Net increase (decrease) in net assets resulting from operations                                         $ 445,755
                                                                                                    ==============





See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund
Statement of Changes In Net Assets

                                                                                                      Period ended
                                                                                                     June 30, 2002
Increase (Decrease) in Net Assets                                                                     (Unaudited)    (a)
                                                                                                    -----------------
Operations
  Net investment income (loss)                                                                             $ 456,693
  Net realized gain (loss) on investment securities                                                          (77,072)
  Change in net unrealized appreciation (depreciation)                                                        66,134
                                                                                                    -----------------
                                                                                                    -----------------
  Net increase (decrease) in net assets resulting from operations                                            445,755
                                                                                                    -----------------
Distributions
  From net investment income                                                                                (456,829)
  From net realized gain                                                                                           0
                                                                                                    -----------------
                                                                                                    -----------------
  Total distributions                                                                                       (456,829)
                                                                                                    -----------------
Capital Share Transactions
  Proceeds from shares sold                                                                               78,986,957
  Reinvestment of distributions                                                                              385,119
  Amount paid for shares repurchased                                                                     (15,958,905)
                                                                                                    -----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                              63,413,171
                                                                                                    -----------------
                                                                                                    -----------------
Total Increase (Decrease) in Net Assets                                                                   63,402,097
                                                                                                    -----------------

Net Assets
  Beginning of period                                                                                              0
                                                                                                    -----------------
  End of period                                                                                         $ 63,402,097
                                                                                                    =================


Capital Share Transactions
  Shares sold                                                                                              7,911,180
  Shares issued in reinvestment of distributions                                                              38,690
  Shares repurchased                                                                                      (1,598,983)
                                                                                                    -----------------

  Net increase (decrease) from capital transactions                                                        6,350,887
                                                                                                    =================



(a) The figures shown are for January 9, 2002 (commencement of operations) through June 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Institutional Short-Term Government Bond Fund
Financial Highlights

                                                                                 Period ended
                                                                                June 30, 2002       (a)
                                                                                 (Unaudited)
                                                                           -------------------------

Selected Per Share Data
Net asset value, beginning of period                                                        $ 10.00
                                                                           -------------------------
Income from investment operations
  Net investment income (loss)                                                                 0.10
  Net realized and unrealized gain (loss)                                                     (0.01)
                                                                           -------------------------

Total from investment operations                                                               0.09
                                                                           -------------------------
Less Distributions to shareholders:
  From net investment income                                                                  (0.11)
  From net realized gain                                                                       0.00

                                                                           -------------------------
Total distributions                                                                           (0.11)
                                                                           -------------------------

Net asset value, end of period                                                               $ 9.98
                                                                           =========================

Total Return (b)                                                                               .87%

Ratios and Supplemental Data
Net assets, end of period (000)                                                            $ 63,402
Ratio of expenses to average net assets                                                       0.60% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                              1.00% (c)
Ratio of net investment income to
   average net assets                                                                         2.20% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                                           1.80% (c)
Portfolio turnover rate                                                                     303.69%

(a)  For the period January 9, 2002, (commencement of operations) through June 30, 2002.
(b)  For periods of less than a full year, total return is not annualized
(c)  Annualized

See accompanying notes which are an integral part of the financial statements.

                   Institutional Short-Term Government Bond Fund
                          Notes to Financial Statements
                                  June 30, 2002
                                   (Unaudited)

NOTE 1. ORGANIZATION

The Institutional Short-Term Government Bond Fund (the "Fund") was organized as a diversified series of the AmeriPrime Advisers Trust (the "Trust") on September 20, 2001 and commenced operations January 8, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Fund is a high level of income over the long-term consistent with the preservation of capital. The investment adviser to the Fund is Wertz York Capital Management Group, L.L.C. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

 Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes.

                  Institutional Short-Term Government Bond Fund
                          Notes to Financial Statements
                                  June 30, 2002
                                   (Unaudited)


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Wertz York Capital Management Group, L.L.C., 3550 Buschwood Park Drive, Suite 135, Tampa, FL 33618, to manage the Fund's investments. Mitchell P. York and M. Brent Wertz are primarily responsible for the day-to-day management of the Fund.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, Rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period ended June 30, 2002, the Adviser earned a fee of $207,679 from the Fund. The Adviser has contractually agreed to waive fees and/or reimburse fees to maintain total operating expenses at 0.60% of net assets. For the period ended June 30, 2002, the Adviser reimbursed fees and expenses of $83,072.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principle distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the period ended June 30, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

For the period ended June 30, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $71,285,632 and $19,242,872, respectively. As of June 30, 2002, the gross unrealized appreciation for all securities totaled $72,211 and the gross depreciation for all securities totaled $6,077 for a net unrealized appreciation at $66,134. The aggregate cost of securities for federal income tax purpose at June 30, 2002 was $64,792,995.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.